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                                                                Michele H. Abate
                                                              Vice President and
                                                       Associate General Counsel

Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277
                                   September 10, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:    Brighthouse Separate Account A
       File No. 811-03365

Commissioners:

The Semi-Annual Reports dated June 30, 2018 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Brighthouse Separate Account A of Brighthouse Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Report for the BlackRock Global Allocation V.I. Fund of BlackRock Variable Series Funds, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000355916, File No. 811-03290.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Report for the Deutsche CROCI International VIP of Deutsche Variable Series I is incorporated by reference as filed on Form N-CSRS, CIK No. 0000764797, File No. 811-04257.

The Semi-Annual Reports for certain portfolios of Federated Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000912577, File No. 811-08042.

The Semi-Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

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The Semi-Annual Report for the Ivy VIP Asset Strategy of Ivy Variable Insurance
Portfolios is incorporated by reference as filed on Form N-CSRS, CIK No. 0000810016, File No. 811-05017.

The Semi-Annual Report for the Janus Henderson Global Research Portfolio of Janus Aspen Series is incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001176343, File No 811-21128.

The Semi-Annual Report for the Western Asset Variable Global High Yield Bond Portfolio of Legg Mason Partners Variable Income Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No 811-06310.

The Semi-Annual Reports for certain series of MFS Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Semi-Annual Report for the Global Infrastructure Portfolio of Morgan Stanley Variable Insurance Fund, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0001011378, File No. 811-07607.

The Semi-Annual Report for the Neuberger Berman Genesis Fund of Neuberger Berman Equity Funds is incorporated by reference as filed on Form N-CSRS, CIK No. 0000044402, File No. 811-00582.

The Semi-Annual Reports for certain series of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000752737, File No. 811-04108.

The Semi-Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Semi-Annual Report for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000930709, File No. 811-08786.

The Semi-Annual Report of T. Rowe Price Government Money Fund of T. Rowe Price Government Money Fund, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000316968, File No. 811-02603.

The Semi-Annual Report of the T. Rowe Price Growth Stock Fund, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000080257, File No. 811-00579.

The Semi-Annual Report of the T. Rowe Price International Stock Fund of T. Rowe Price International Funds, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000313212, File No. 811-02958.

The Semi-Annual Report for the Alger Small Cap Growth Portfolio of The Alger Portfolios is incorporated by reference as filed on Form N-CSRS, CIK No. 0000832566, File No. 811-05550.

The Semi-Annual Report of the 1919 Variable Socially Responsive Balanced Fund of Trust for Advised Portfolios is incorporated by reference as filed on Form N-CSRS, CIK No. 0001261788, File No. 811-21422.

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The Semi-Annual Reports for certain portfolios of Variable Insurance Products
Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-Annual Report for the Mid Cap Portfolio of Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.


The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.


Sincerely,


/s/ Michele H. Abate
--------------------------------------------
Michele H. Abate
Vice President and Associate General Counsel
Brighthouse Life Insurance Company

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